Non-Consolidated Variable Interest Entities	3 Months Ended
Mar. 31, 2026
Non-Consolidated Variable Interest Entities [Abstract]
Non-Consolidated Variable Interest Entities

Note 18 — Non-consolidated Variable Interest Entities

The enterprise with a controlling financial interest in a VIE is known as the primary beneficiary and consolidates the VIE. The Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (a) which variable interest holder has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance; (b) which variable interest holder has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE; (c) the VIE’s purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders; (d) the VIE’s capital structure; (e) the terms between the VIE and its variable interest holders and other parties involved with the VIE; and (f) related-party relationships. We reassess our evaluation of whether an entity is a VIE when certain reconsideration events occur. We reassess our determination of whether we are the primary beneficiary of a VIE on an ongoing basis based on current facts and circumstances.

Nonconsolidated VIEs

The Company has evaluated its relationship with EMT Asia Co., Ltd. (“EMT Asia”), an entity owned and controlled by the Company’s majority shareholder, under the guidance of ASC 810. As of March 31, 2026, and December 31, 2025, the Company had an unsecured promissory note receivable from EMT Asia. Management determined that EMT Asia is a VIE because it does not have sufficient equity at risk to finance its activities without additional subordinated financial support. The Company further determined that it is not the primary beneficiary of EMT Asia because the Company does not possess the power to direct the activities of EMT Asia that most significantly impact EMT Asia’s economic performance. Such power is held by the sole equity owner of EMT Asia through governance and operational control rights. Accordingly, EMT Asia is not consolidated in the accompanying unaudited condensed consolidated financial statements.

During the three months ended March 31, 2026, and the year ended December 31, 2025, EMT Asia incurred certain operating and acquisition-related expenditures on behalf of the Company that were funded through the Shareholder Loan Advances as described in Note 17 — Related Party Transactions. Such amounts were recognized within selling, general and administrative expenses, with corresponding credits recognized within additional paid-in capital in accordance with SAB Topic 5.T.

As of December 31, 2025, the Company had made cumulative distributions to EMT Asia of $1.9 million. As discussed in Note 17 — Related Party Transactions, the Company recognized this amount as a contra-equity within additional paid-in capital. Consequently, as of December 31, 2025, the carrying amount of the Company’s interest in the VIE recorded on the balance sheet is de minimis. The Company’s maximum exposure to loss as a result of its involvement with the entity is the cumulative amount of the $1.9 million distribution. As further discussed in Note 17 — Related Party Transactions, the distributions to EMT Asia are directed by DW for the furtherance of the Company’s business objectives.

As of March 31, 2026, the Company’s general relationship and direct economic exposure with EMT Asia remained unchanged.